CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 2,980,863	$ 2,098,401
Loss from operations	(2,980,863)	(2,098,401)
Other income (expense):
Dividend and interest income	4,551,468	1,289,804
Other income		55,466
Loss on change in fair value of Forward Purchase Agreement liability	(15,600,000)	(2,770,000)
Loss before income taxes	(14,029,395)	(3,523,131)
Income tax provision	(913,808)	(240,507)
Net Loss	$ (14,943,203)	$ (3,763,638)
Class A common stock
Other income (expense):
Weighted average shares outstanding, basic	138,000	88,093
Weighted average shares outstanding, diluted	138,000
Basic net loss per share	$ (1.32)	$ (0.46)
Diluted net loss per share	$ (1.32)	$ (0.46)
Class A common stock subject to possible redemption
Other income (expense):
Weighted average shares outstanding, basic	8,909,750	5,872,877
Weighted average shares outstanding, diluted	8,909,750	5,872,877
Basic net loss per share	$ (1.32)	$ (0.46)
Diluted net loss per share	$ (1.32)	$ (0.46)
Class A common stock not subject to possible redemption
Other income (expense):
Weighted average shares outstanding, basic	138,000	88,093
Weighted average shares outstanding, diluted	138,000	88,093
Basic net loss per share	$ (1.32)	$ (0.46)
Diluted net loss per share	$ (1.32)	$ (0.46)
Class B common stock
Other income (expense):
Weighted average shares outstanding, basic	2,300,000	2,191,507
Weighted average shares outstanding, diluted	2,300,000	2,191,507
Basic net loss per share	$ (1.32)	$ (0.46)
Diluted net loss per share	$ (1.32)	$ (0.46)